Segment Reporting (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segments	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segments	Dec. 31, 2023 USD ($)
Segment Reporting [Line Items]
Number of reportable segments (in segments) | segments			3		3
Intercompany sales	$ 0	$ 304	$ 0	$ 820
Digital Healthcare Division [Member]
Segment Reporting [Line Items]
Intercompany sales					$ 1,116	$ 790
Medical Distribution Segment [Member]
Segment Reporting [Line Items]
Intercompany sales					$ 238	$ 19,547